Fair Value - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets, Fair Value Disclosure [Abstract]
Total debt securities	$ 15,255.0
U.S. government securities
Assets, Fair Value Disclosure [Abstract]
Total debt securities	1,688.0
States, municipalities and political subdivisions
Assets, Fair Value Disclosure [Abstract]
Total debt securities	2,399.0
U.S. corporate securities
Assets, Fair Value Disclosure [Abstract]
Total debt securities	6,489.0
Foreign securities
Assets, Fair Value Disclosure [Abstract]
Total debt securities	2,383.0
Residential mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Total debt securities	577.0
Commercial mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Total debt securities	605.0
Other asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Total debt securities	1,085.0
Redeemable preferred securities
Assets, Fair Value Disclosure [Abstract]
Total debt securities	29.0
Recurring
Assets, Fair Value Disclosure [Abstract]
Total debt securities	15,255.0	$ 111.0
Equity securities	73.0
Equity securities		0.0
Derivative financial instruments		5.0
Total assets	15,328.0	116.0
Liabilities:
Derivative financial instruments		23.0
Recurring | Level 1
Assets, Fair Value Disclosure [Abstract]
Total debt securities	1,597.0	0.0
Equity securities	19.0
Equity securities		0.0
Derivative financial instruments		0.0
Total assets	1,616.0	0.0
Liabilities:
Derivative financial instruments		0.0
Recurring | Level 2
Assets, Fair Value Disclosure [Abstract]
Total debt securities	13,581.0	111.0
Equity securities	0.0
Equity securities		0.0
Derivative financial instruments		5.0
Total assets	13,581.0	116.0
Liabilities:
Derivative financial instruments		23.0
Recurring | Level 3
Assets, Fair Value Disclosure [Abstract]
Total debt securities	77.0	0.0
Equity securities	54.0
Equity securities		0.0
Derivative financial instruments		0.0
Total assets	131.0	0.0
Liabilities:
Derivative financial instruments		0.0
Recurring | Brokered Securities | Level 3
Assets, Fair Value Disclosure [Abstract]
Total debt securities	50.0
Recurring | U.S. government securities
Assets, Fair Value Disclosure [Abstract]
Total debt securities	1,688.0
Recurring | U.S. government securities | Level 1
Assets, Fair Value Disclosure [Abstract]
Total debt securities	1,597.0
Recurring | U.S. government securities | Level 2
Assets, Fair Value Disclosure [Abstract]
Total debt securities	91.0
Recurring | U.S. government securities | Level 3
Assets, Fair Value Disclosure [Abstract]
Total debt securities	0.0
Recurring | States, municipalities and political subdivisions
Assets, Fair Value Disclosure [Abstract]
Total debt securities	2,399.0
Recurring | States, municipalities and political subdivisions | Level 1
Assets, Fair Value Disclosure [Abstract]
Total debt securities	0.0
Recurring | States, municipalities and political subdivisions | Level 2
Assets, Fair Value Disclosure [Abstract]
Total debt securities	2,399.0
Recurring | States, municipalities and political subdivisions | Level 3
Assets, Fair Value Disclosure [Abstract]
Total debt securities	0.0
Recurring | U.S. corporate securities
Assets, Fair Value Disclosure [Abstract]
Total debt securities	6,489.0	1.0
Recurring | U.S. corporate securities | Level 1
Assets, Fair Value Disclosure [Abstract]
Total debt securities	0.0	0.0
Recurring | U.S. corporate securities | Level 2
Assets, Fair Value Disclosure [Abstract]
Total debt securities	6,422.0	1.0
Recurring | U.S. corporate securities | Level 3
Assets, Fair Value Disclosure [Abstract]
Total debt securities	67.0	0.0
Recurring | Foreign securities
Assets, Fair Value Disclosure [Abstract]
Total debt securities	2,383.0	110.0
Recurring | Foreign securities | Level 1
Assets, Fair Value Disclosure [Abstract]
Total debt securities	0.0	0.0
Recurring | Foreign securities | Level 2
Assets, Fair Value Disclosure [Abstract]
Total debt securities	2,380.0	110.0
Recurring | Foreign securities | Level 3
Assets, Fair Value Disclosure [Abstract]
Total debt securities	3.0	$ 0.0
Recurring | Residential mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Total debt securities	577.0
Recurring | Residential mortgage-backed securities | Level 1
Assets, Fair Value Disclosure [Abstract]
Total debt securities	0.0
Recurring | Residential mortgage-backed securities | Level 2
Assets, Fair Value Disclosure [Abstract]
Total debt securities	577.0
Recurring | Residential mortgage-backed securities | Level 3
Assets, Fair Value Disclosure [Abstract]
Total debt securities	0.0
Recurring | Commercial mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Total debt securities	605.0
Recurring | Commercial mortgage-backed securities | Level 1
Assets, Fair Value Disclosure [Abstract]
Total debt securities	0.0
Recurring | Commercial mortgage-backed securities | Level 2
Assets, Fair Value Disclosure [Abstract]
Total debt securities	605.0
Recurring | Commercial mortgage-backed securities | Level 3
Assets, Fair Value Disclosure [Abstract]
Total debt securities	0.0
Recurring | Other asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Total debt securities	1,085.0
Recurring | Other asset-backed securities | Level 1
Assets, Fair Value Disclosure [Abstract]
Total debt securities	0.0
Recurring | Other asset-backed securities | Level 2
Assets, Fair Value Disclosure [Abstract]
Total debt securities	1,085.0
Recurring | Other asset-backed securities | Level 3
Assets, Fair Value Disclosure [Abstract]
Total debt securities	0.0
Recurring | Redeemable preferred securities
Assets, Fair Value Disclosure [Abstract]
Total debt securities	29.0
Recurring | Redeemable preferred securities | Level 1
Assets, Fair Value Disclosure [Abstract]
Total debt securities	0.0
Recurring | Redeemable preferred securities | Level 2
Assets, Fair Value Disclosure [Abstract]
Total debt securities	22.0
Recurring | Redeemable preferred securities | Level 3
Assets, Fair Value Disclosure [Abstract]
Total debt securities	$ 7.0